Held for sale - Summary of Non-Current Assets and Liabilities Held For Sale (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets Of Disposal Group Classified As Held For Sale [Abstract]
Non-current assets or disposal groups classified as held for sale	₩ 71,212	₩ 29,583
Liabilities Of Disposal Group Classified As Held For Sale [Abstract]
Liabilities included in disposal groups classified as held for sale	1,465	0
Other Liabilities [Member]
Liabilities Of Disposal Group Classified As Held For Sale [Abstract]
Liabilities included in disposal groups classified as held for sale	1,465	0
Cash And Due From Banks [Member]
Assets Of Disposal Group Classified As Held For Sale [Abstract]
Non-current assets or disposal groups classified as held for sale	3,310	0
Property, plant and equipment [member]
Assets Of Disposal Group Classified As Held For Sale [Abstract]
Non-current assets or disposal groups classified as held for sale	58,340	29,583
Investment property [member]
Assets Of Disposal Group Classified As Held For Sale [Abstract]
Non-current assets or disposal groups classified as held for sale	9,447	0
Other Assets As Held For Sale [Member]
Assets Of Disposal Group Classified As Held For Sale [Abstract]
Non-current assets or disposal groups classified as held for sale	₩ 115	₩ 0